Weighted Average Basic and Diluted Number of Common Shares Outstanding	12 Months Ended
Dec. 31, 2023
Weighted Average Basic and Diluted Number of Common Shares Outstanding
Weighted average basic and diluted number of common shares outstanding

18. Weighted average basic and diluted number of common shares outstanding

	Year ended	Year ended
	December 31,	December 31,
	2023	2022

Basic weighted average number of shares	212,701,865	184,416,034
Effect of dilutive stock options and warrants	-	-
Diluted weighted average number of shares	212,701,865	184,416,034

Diluted weighted average number of common shares for the year ended December 31, 2023 excludes nil anti-dilutive preferred shares (2022: nil), 17,370,000 anti-dilutive stock options (2022: 12,366,667) and 4,250,000 anti-dilutive warrants (2022: 1,275,792).